DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Schedule of summary of deposits
	At December 31,
	2015	2014
Noninterest-bearing	$69,296,354	$68,170,743
Interest-bearing transaction accounts	300,782,040	285,437,812
Savings	29,907,675	29,070,422
Time	133,172,224	127,627,662

	$533,158,293	$510,306,639

Schedule of summary of interest expense on deposits
	Year Ended
	December 31,
	2015	2014
Interest-bearing transaction accounts	$651,465	$738,536
Savings	50,662	50,422
Time	1,459,810	1,385,108

	$2,161,937	$2,174,066

Schedule of maturities of time deposit
Year Ending December 31,	Amount
2016	$60,831,144
2017	33,735,619
2018	21,398,998
2019	4,149,552
2020	12,473,886
Thereafter	583,025

$133,172,224